Commitments, contingent liabilities and other (Tables)	12 Months Ended
Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Aggregate Amounts of Year-by-Year Payment of Purchase Commitments
The schedule of the aggregate amounts of
year-by-year
payment of purchase commitments during the next five fiscal years and thereafter is as follows:

Fiscal year ending March 31	Yen in millions
2022	519,953
2023	112,975
2024	66,939
2025	53,358
2026	13,786
Later fiscal years	44,389

Total	811,400

Changes in Product Warranty Liability	The changes in the product warranty liability for the fiscal years ended March 31, 2019, 2020 and 2021 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2019	2020	2021
Balance at beginning of the fiscal year	44,717	33,005	31,807
Additional liabilities for warranties	23,041	21,448	19,560
Settlements (in cash or in kind)	(26,326)	(21,491)	(19,666)
Changes in estimate for pre-existing warranty reserve	(7,370)	(562)	(860)
Translation adjustments	(1,057)	(593)	2,010

Balance at end of the fiscal year	33,005	31,807	32,851